BANK LOANS (Details 1)			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] CNY	Dec. 31, 2011 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] USD ($)	Dec. 31, 2011 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] CNY	Dec. 31, 2011 China C I T I C Bank Dalian Branch [Member] Term Loan 1 [Member] USD ($)	Dec. 31, 2011 China C I T I C Bank Dalian Branch [Member] Term Loan 1 [Member] CNY	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] CNY	Dec. 31, 2011 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2011 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] CNY	Dec. 31, 2012 Shenzhen Development Bank [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 Shenzhen Development Bank [Member] Term Loan [Member] CNY	Dec. 31, 2011 Shenzhen Development Bank [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2011 Shenzhen Development Bank [Member] Revolving Loan [Member] CNY	Dec. 31, 2012 Shenzhen Development Bank [Member] Export Loans [Member] USD ($)	Dec. 31, 2012 Shenzhen Development Bank [Member] Export Loans [Member] CNY	Dec. 31, 2011 Shenzhen Development Bank [Member] Export Loans [Member] USD ($)	Dec. 31, 2011 Shenzhen Development Bank [Member] Export Loans [Member] CNY	Dec. 31, 2011 Shenzhen Development Bank [Member] Revolving Loan 1 [Member] USD ($)	Dec. 31, 2011 Shenzhen Development Bank [Member] Revolving Loan 1 [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] Term Loan [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan 1 [Member] USD ($)	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan 1 [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan 2 [Member] USD ($)	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan 2 [Member] CNY
Outstanding loan amount	$ 9,712,118	$ 8,918,440	$ 1,605,110	10,000,000	$ 794,420	5,000,000	$ 794,420	5,000,000	$ 2,780,854	17,235,000	$ 3,165,605	19,924,000	$ 2,407,666	15,000,000	$ 1,191,630	7,500,000	$ 2,436,955	15,182,471	$ 1,246,885	7,847,771	$ 1,191,630	7,500,000	$ 481,533	3,000,000	$ 476,652	3,000,000	$ 28,599	180,000	$ 28,599	180,000
Current annualized interest rate			China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark half-year rate of 5.85% plus 20% (equal to 7.02%)	China Central Bank benchmark half-year rate of 5.85% plus 20% (equal to 7.02%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark annual rate of 6.31%	China Central Bank benchmark annual rate of 6.31%	Annual rate of 6.00%	Annual rate of 6.00%	LIBOR plus 3 bps (equal to 4.5%)	LIBOR plus 3 bps (equal to 4.5%)	China Central Bank benchmark annual rate of 6.31%	China Central Bank benchmark annual rate of 6.31%	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark annual rate of 8.528%	China Central Bank benchmark annual rate of 8.528%	China Central Bank benchmark annual rate of 8.528%	China Central Bank benchmark annual rate of 8.528%	China Central Bank benchmark annual rate of 7.73	China Central Bank benchmark annual rate of 7.73
Term of loans			March 30, 2012 to March 29, 2013	March 30, 2012 to March 29, 2013	April 1, 2011 to March 30, 2012	April 1, 2011 to March 30, 2012	April 1, 2011 to March 23, 2012	April 1, 2011 to March 23, 2012	August 30, 2012 to August 12, 2013	August 30, 2012 to August 12, 2013	August 5, 2011 to August 1, 2012	August 5, 2011 to August 1, 2012	March 26, 2012 to March 25, 2013	March 26, 2012 to March 25, 2013	April 29, 2011 to April 28, 2012	April 29, 2011 to April 28, 2012	March 7, 2012 to March 6, 2013	March 7, 2012 to March 6, 2013	January 27, 2011 to January 26, 2012	January 27, 2011 to January 26, 2012	April 27, 2011 to April 26, 2012	April 27, 2011 to April 26, 2012	October 1, 2012 to September 30, 2013	October 1, 2012 to September 30, 2013	September 29, 2011 to September 14, 2012	September 29, 2011 to September 14, 2012	November 16, 2011 to May 15, 2012	November 16, 2011 to May 15, 2012	November 16, 2011 to May 15, 2012	November 16, 2011 to May 15, 2012
Collateral			Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Mortgages on land use right, other plant and equipment	Mortgages on land use right, other plant and equipment	Mortgages on land use right, other plant and equipment	Mortgages on land use right, other plant and equipment	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Mortgages on account receivable	Mortgages on account receivable	Factoring business on account receivables	Factoring business on account receivables	N/A	N/A	N/A	N/A